UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM FOR SUBMISSION OF ELECTRONIC EXHIBITS

FOR ASSET-BACKED SECURITIES

Commission File Number of Issuing Entity:  333-229287-04

Central Index Key Number of Issuing Entity:  0001814237

Nissan Auto Receivables 2020-B Owner Trust

(Exact Name of Issuing Entity as Specified in its Charter)

Commission File Number of Depositor:  333-229287

Central Index Key Number of Depositor: 0001129068

Nissan Auto Receivables Company II Llc

(Exact Name of Depositor as Specified in its Charter)

Central Index Key Number of Sponsor: 0001540639

Nissan Motor Acceptance Company llc

(Exact Name of Sponsor as Specified in its Charter)

Timothy Hauck, (615) 571-9101

(Name and telephone number, including area code, of the person to contact in connection with this filing)

INFORMATION TO BE INCLUDED WITH THIS FORM

Item 1.	File an Asset Data File in accordance with Exhibit 601(b)(102) (17 CFR 229.601(b)(102)).

Item 2.	File an Asset Related Document in accordance with Exhibit 601(b)(103) (17 CFR 229.601(b)(103)).

EXHIBIT INDEX

Exhibit	Document Description
102	Asset Data File
103	Asset Related Document (Additional Explanatory Disclosure)

SIGNATURES

The depositor has duly caused this Form to be signed on its behalf by the undersigned hereunto duly authorized.

NISSAN AUTO RECEIVABLES COMPANY II LLC
(Depositor)

Date: May 22, 2023	By:	/s/ Douglas E. Gwin, Jr.
	Name:	Douglas E. Gwin, Jr.
	Title:	Assistant Treasurer